UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-21478

Name of Registrant: Vanguard CMT Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31
Date of reporting period: May 31, 2011

Item 1: Schedule of Investments

Vanguard Market Liquidity Fund

Schedule of Investments
As of May 31, 2011

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (44.2%)
2	Fannie Mae Discount Notes	0.030%	6/1/11	31,000	31,000
2	Fannie Mae Discount Notes	0.065%–0.070%	6/6/11	135,000	134,999
2	Fannie Mae Discount Notes	0.080%	6/7/11	50,000	49,999
2	Fannie Mae Discount Notes	0.045%	6/13/11	100,000	99,999
2	Fannie Mae Discount Notes	0.130%	6/15/11	100,000	99,995
2	Fannie Mae Discount Notes	0.070%–0.135%	6/20/11	398,864	398,846
2	Fannie Mae Discount Notes	0.070%–0.130%	6/22/11	29,282	29,281
2	Fannie Mae Discount Notes	0.100%	6/23/11	50,000	49,997
2	Fannie Mae Discount Notes	0.040%	7/5/11	28,000	27,999
2	Fannie Mae Discount Notes	0.060%–0.131%	7/7/11	78,565	78,560
2	Fannie Mae Discount Notes	0.070%	7/11/11	50,000	49,996
2	Fannie Mae Discount Notes	0.065%	7/12/11	76,825	76,819
2	Fannie Mae Discount Notes	0.040%	7/13/11	26,000	25,999
2	Fannie Mae Discount Notes	0.050%–0.090%	7/20/11	398,700	398,662
2	Fannie Mae Discount Notes	0.050%	7/21/11	73,500	73,495
2	Fannie Mae Discount Notes	0.070%	8/2/11	14,100	14,098
2	Federal Home Loan Bank Discount Notes	0.120%	6/3/11	145,000	144,999
2	Federal Home Loan Bank Discount Notes	0.070%–0.130%	6/8/11	403,200	403,194
2	Federal Home Loan Bank Discount Notes	0.070%–0.130%	6/10/11	157,393	157,390
2	Federal Home Loan Bank Discount Notes	0.080%	6/15/11	76,255	76,253
2	Federal Home Loan Bank Discount Notes	0.080%	6/17/11	160,210	160,204
2	Federal Home Loan Bank Discount Notes	0.070%	6/22/11	238,200	238,190
2	Federal Home Loan Bank Discount Notes	0.065%–0.130%	6/24/11	382,000	381,984
2	Federal Home Loan Bank Discount Notes	0.100%–0.130%	7/1/11	169,790	169,773
2	Federal Home Loan Bank Discount Notes	0.030%	7/8/11	137,607	137,603
2	Federal Home Loan Bank Discount Notes	0.040%–0.090%	7/13/11	735,887	735,850
2	Federal Home Loan Bank Discount Notes	0.090%	7/15/11	339,475	339,438
2	Federal Home Loan Bank Discount Notes	0.090%	7/20/11	95,000	94,988
2	Federal Home Loan Bank Discount Notes	0.060%	7/22/11	100,000	99,992
2	Federal Home Loan Bank Discount Notes	0.060%	8/3/11	121,400	121,387
2	Federal Home Loan Bank Discount Notes	0.080%	8/12/11	65,433	65,423
[2,3] Federal Home Loan Banks		0.165%	1/23/12	95,000	94,984
[2,3] Federal Home Loan Banks		0.158%	1/26/12	90,000	89,982
[2,3] Federal Home Loan Banks		0.175%	2/3/12	27,000	26,994
[2,3] Federal Home Loan Mortgage Corp.		0.202%	8/5/11	250,000	250,008
[2,3] Federal Home Loan Mortgage Corp.		0.145%	12/21/11	350,000	349,902
[2,3] Federal Home Loan Mortgage Corp.		0.158%	2/16/12	96,000	95,972
[2,3] Federal Home Loan Mortgage Corp.		0.135%	8/24/12	500,000	499,705
[2,3] Federal Home Loan Mortgage Corp.		0.160%	2/4/13	290,000	289,752
[2,3] Federal National Mortgage Assn.		0.092%	7/27/11	750,000	749,954
[2,3] Federal National Mortgage Assn.		0.215%	11/23/12	190,000	189,915
[2,3] Federal National Mortgage Assn.		0.221%	12/28/12	250,000	249,920
2	Freddie Mac Discount Notes	0.120%	6/6/11	174,500	174,497
2	Freddie Mac Discount Notes	0.130%	6/13/11	106,815	106,810
2	Freddie Mac Discount Notes	0.070%–0.135%	6/20/11	308,102	308,082
2	Freddie Mac Discount Notes	0.100%	6/21/11	100,000	99,994
2	Freddie Mac Discount Notes	0.130%–0.135%	6/27/11	232,000	231,978
2	Freddie Mac Discount Notes	0.040%–0.135%	7/5/11	97,256	97,250
2	Freddie Mac Discount Notes	0.060%	7/6/11	56,000	55,997
2	Freddie Mac Discount Notes	0.110%	7/11/11	10,000	9,999

2 Freddie Mac Discount Notes	0.120%	7/14/11	250,000	249,964
2 Freddie Mac Discount Notes	0.040%	7/15/11	250,000	249,988
2 Freddie Mac Discount Notes	0.045%–0.090%	7/18/11	262,000	261,974
2 Freddie Mac Discount Notes	0.050%	7/21/11	39,900	39,897
2 Freddie Mac Discount Notes	0.110%	7/25/11	64,500	64,489
2 Freddie Mac Discount Notes	0.045%–0.070%	7/27/11	290,000	289,978
2 Freddie Mac Discount Notes	0.070%	8/1/11	19,050	19,048
2 Freddie Mac Discount Notes	0.080%	8/8/11	100,000	99,985
United States Treasury Bill	0.145%	6/2/11	475,000	474,998
United States Treasury Bill	0.095%	6/16/11	150,000	149,994
United States Treasury Bill	0.100%–0.205%	6/30/11	1,300,000	1,299,834
United States Treasury Bill	0.060%	7/21/11	500,000	499,958
United States Treasury Bill	0.050%	8/4/11	500,000	499,956
United States Treasury Bill	0.035%	8/11/11	200,000	199,986
United States Treasury Bill	0.170%	9/29/11	300,000	299,830
United States Treasury Bill	0.130%	10/6/11	1,000,000	999,541
Total U.S. Goverment and Agency Obligations (Cost $14,637,527)				14,637,527
Commercial Paper (18.0%)
Bank Holding Company (0.2%)
State Street Corp.	0.160%	8/15/11	32,000	31,990
State Street Corp.	0.160%	8/23/11	23,800	23,791
				55,781
Finance - Auto (0.7%)
American Honda Finance Corp.	0.240%	6/2/11	8,500	8,500
American Honda Finance Corp.	0.240%	6/3/11	43,000	43,000
American Honda Finance Corp.	0.230%	6/16/11	8,300	8,299
American Honda Finance Corp.	0.230%	6/17/11	8,500	8,499
American Honda Finance Corp.	0.230%	7/5/11	25,500	25,495
American Honda Finance Corp.	0.230%	7/8/11	11,000	10,997
American Honda Finance Corp.	0.220%	7/19/11	35,000	34,990
American Honda Finance Corp.	0.220%	7/21/11	20,000	19,994
American Honda Finance Corp.	0.190%	8/16/11	21,860	21,851
Toyota Credit Canada Inc.	0.260%	7/19/11	11,500	11,496
Toyota Motor Credit Corp.	0.270%	7/5/11	6,500	6,498
Toyota Motor Credit Corp.	0.250%	7/19/11	33,000	32,989
Toyota Motor Credit Corp.	0.200%	8/26/11	12,000	11,994
				244,602
Finance - Other (3.1%)
4 Falcon Asset Securitization Co. LLC	0.170%	8/16/11	12,250	12,246
4 Falcon Asset Securitization Co. LLC	0.170%	8/23/11	12,250	12,245
General Electric Capital Corp.	0.250%	6/10/11	167,550	167,540
General Electric Capital Corp.	0.120%	7/1/11	100,000	99,990
General Electric Capital Corp.	0.200%	7/12/11	125,000	124,971
General Electric Capital Corp.	0.170%	7/13/11	12,000	11,998
General Electric Capital Corp.	0.190%	9/28/11	30,000	29,981
4 Govco LLC	0.210%	8/23/11	32,000	31,984
4 Govco LLC	0.200%	8/24/11	18,500	18,491
4 Govco LLC	0.200%	8/25/11	18,500	18,491
4 Govco LLC	0.200%	8/26/11	24,000	23,989
4 Straight-A Funding LLC	0.250%	6/2/11	33,000	33,000
4 Straight-A Funding LLC	0.250%	6/2/11	25,000	25,000
4 Straight-A Funding LLC	0.250%	6/3/11	29,279	29,279
4 Straight-A Funding LLC	0.250%	6/3/11	21,000	21,000
4 Straight-A Funding LLC	0.240%	6/9/11	18,375	18,374
4 Straight-A Funding LLC	0.240%	6/10/11	11,500	11,499
4 Straight-A Funding LLC	0.210%	7/1/11	32,000	31,994
4 Straight-A Funding LLC	0.230%	7/1/11	29,840	29,834

4 Straight-A Funding LLC	0.230%	7/1/11	21,000	20,996
4 Straight-A Funding LLC	0.200%	7/7/11	17,202	17,199
4 Straight-A Funding LLC	0.200%	7/8/11	44,000	43,991
4 Straight-A Funding LLC	0.190%	7/25/11	7,064	7,062
4 Straight-A Funding LLC	0.170%	8/4/11	43,411	43,398
4 Straight-A Funding LLC	0.180%	8/4/11	11,750	11,746
4 Straight-A Funding LLC	0.170%	8/5/11	52,723	52,707
4 Straight-A Funding LLC	0.170%	8/11/11	13,722	13,717
4 Straight-A Funding LLC	0.170%	8/12/11	34,019	34,007
4 Straight-A Funding LLC	0.170%	8/17/11	28,000	27,990
				1,024,719
Foreign Banks (6.1%)
Abbey National NA LLC	0.451%	8/3/11	39,500	39,469
4 Australia & New Zealand Banking Group, Ltd.	0.200%	7/6/11	103,600	103,580
4 Commonwealth Bank of Australia	0.270%	6/7/11	75,000	74,997
4 Commonwealth Bank of Australia	0.260%	6/10/11	75,000	74,995
4 Commonwealth Bank of Australia	0.250%	7/1/11	17,500	17,496
4 Commonwealth Bank of Australia	0.250%	7/5/11	75,000	74,982
4 Commonwealth Bank of Australia	0.200%	7/13/11	65,000	64,985
4 Commonwealth Bank of Australia	0.200%	7/15/11	20,700	20,695
4 Commonwealth Bank of Australia	0.200%	7/20/11	100,000	99,973
4 Commonwealth Bank of Australia	0.195%	8/3/11	37,300	37,287
4 Commonwealth Bank of Australia	0.190%	8/11/11	48,000	47,982
4 Commonwealth Bank of Australia	0.190%	8/18/11	169,000	168,931
4 Commonwealth Bank of Australia	0.190%	8/22/11	100,000	99,957
4 Commonwealth Bank of Australia	0.190%	8/23/11	75,000	74,967
4 Danske Corp.	0.170%	6/14/11	150,000	149,991
4 DNB NOR Bank ASA	0.200%	7/12/11	90,000	89,980
4 DNB NOR Bank ASA	0.210%	7/18/11	9,850	9,847
4 DNB NOR Bank ASA	0.180%	8/11/11	47,500	47,483
Lloyds TSB Bank PLC	0.225%	8/12/11	100,000	99,955
Nordea North America Inc.	0.210%	7/7/11	77,400	77,384
Nordea North America Inc.	0.210%	7/18/11	83,000	82,977
Rabobank USA Financial Corp.	0.300%	6/3/11	47,750	47,749
Rabobank USA Financial Corp.	0.230%	8/5/11	40,044	40,027
Rabobank USA Financial Corp.	0.220%	8/8/11	189,893	189,813
Rabobank USA Financial Corp.	0.220%	8/15/11	96,270	96,226
4 Westpac Banking Corp.	0.190%	7/14/11	100,000	99,977
				2,031,705
Foreign Governments (0.9%)
Banque et Caisse d'Epargne de L'Etat	0.200%	7/18/11	72,000	71,981
Banque et Caisse d'Epargne de L'Etat	0.200%	7/25/11	50,000	49,985
Banque et Caisse d'Epargne de L'Etat	0.220%	8/1/11	28,000	27,989
Province of Ontario	0.200%	6/1/11	100,000	100,000
Province of Ontario	0.180%	7/6/11	42,000	41,993
				291,948
Foreign Industrial (2.0%)
4 Nestle Capital Corp.	0.210%	6/1/11	53,000	53,000
4 Nestle Capital Corp.	0.200%	6/17/11	60,500	60,495
4 Nestle Capital Corp.	0.175%	7/5/11	75,000	74,988
4 Nestle Capital Corp.	0.180%	7/13/11	52,750	52,738
4 Nestle Capital Corp.	0.180%	8/2/11	46,150	46,136
4 Nestle Capital Corp.	0.200%	9/1/11	135,000	134,931
Nestle Finance International Ltd.	0.180%	6/21/11	16,000	15,998
4 Novartis Finance Corp.	0.250%	10/11/11	3,750	3,746
4 Novartis Securities Investment Ltd.	0.240%	6/13/11	51,750	51,746
4 Novartis Securities Investment Ltd.	0.200%	7/14/11	10,000	9,998

4 Sanofi-Aventis SA	0.240%	6/15/11	101,800	101,790
4 Sanofi-Aventis SA	0.240%	6/16/11	11,000	10,999
4 Sanofi-Aventis SA	0.240%	6/17/11	33,800	33,796
				650,361
Industrial (5.0%)
General Electric Co.	0.150%	6/3/11	208,000	207,998
General Electric Co.	0.130%	7/1/11	425,000	424,942
4 Johnson & Johnson	0.200%	6/16/11	21,000	20,998
4 Johnson & Johnson	0.200%	7/5/11	50,000	49,991
4 Johnson & Johnson	0.210%	7/7/11	100,000	99,979
4 Johnson & Johnson	0.210%	7/12/11	147,000	146,965
4 PepsiCo Inc.	0.160%	6/10/11	15,000	14,999
4 PepsiCo Inc.	0.160%	6/13/11	10,500	10,499
4 Procter & Gamble Co.	0.190%	6/3/11	100,000	99,999
4 Procter & Gamble Co.	0.190%	6/6/11	100,000	99,997
4 Procter & Gamble Co.	0.200%	6/10/11	7,065	7,065
4 Procter & Gamble Co.	0.120%	6/15/11	239,539	239,524
4 Procter & Gamble Co.	0.160%	6/16/11	10,500	10,499
4 The Coca-Cola Co.	0.230%	6/6/11	32,000	31,999
4 The Coca-Cola Co.	0.170%	6/9/11	43,000	42,998
4 The Coca-Cola Co.	0.230%	6/14/11	91,000	90,993
4 The Coca-Cola Co.	0.200%	7/22/11	20,000	19,994
4 The Coca-Cola Co.	0.200%	7/25/11	30,960	30,951
4 The Coca-Cola Co.	0.150%	8/23/11	9,985	9,982
				1,660,372
Total Commercial Paper (Cost $5,959,488)				5,959,488
Certificates of Deposit (30.6%)
Eurodollar Certificates of Deposit (8.4%)
Australia & New Zealand Banking Group, Ltd.	0.200%	7/21/11	245,000	245,000
Commonwealth Bank of Australia	0.190%	7/28/11	220,000	220,000
HSBC Bank PLC	0.250%	6/15/11	200,000	200,000
HSBC Bank PLC	0.250%	6/16/11	150,000	150,000
ING Bank N.V.	0.190%	6/23/11	125,000	125,000
Lloyds TSB Bank PLC	0.290%	6/9/11	45,000	45,000
Lloyds TSB Bank PLC	0.290%	6/28/11	75,000	75,000
Lloyds TSB Bank PLC	0.250%	7/14/11	110,000	110,000
Lloyds TSB Bank PLC	0.250%	7/27/11	85,000	85,000
Lloyds TSB Bank PLC	0.240%	8/10/11	100,000	100,000
National Australia Bank Ltd.	0.270%	6/8/11	80,000	80,000
National Australia Bank Ltd.	0.260%	6/13/11	75,000	75,000
National Australia Bank Ltd.	0.270%	6/16/11	50,000	50,000
National Australia Bank Ltd.	0.210%	7/15/11	140,000	140,000
National Australia Bank Ltd.	0.210%	7/20/11	45,000	45,000
National Australia Bank Ltd.	0.210%	7/21/11	165,000	165,000
National Australia Bank Ltd.	0.200%	7/27/11	120,000	120,000
National Australia Bank Ltd.	0.200%	8/9/11	100,000	100,000
National Australia Bank Ltd.	0.200%	8/11/11	145,000	145,000
National Australia Bank Ltd.	0.210%	9/1/11	125,000	125,000
Royal Bank of Scotland PLC	0.200%	6/6/11	130,000	130,000
Royal Bank of Scotland PLC	0.180%	6/24/11	180,000	180,000
Toronto Dominion Bank (London Branch)	0.150%	7/12/11	75,000	75,000
				2,785,000
Yankee Certificates of Deposit (22.2%)
Abbey National Treasury Services PLC (US
Branch)	0.450%	6/1/11	50,000	50,000

Abbey National Treasury Services PLC (US
Branch)	0.450%	6/7/11	125,000	125,000
Abbey National Treasury Services PLC (US
Branch)	0.460%	7/18/11	100,000	100,000
Abbey National Treasury Services PLC (US
Branch)	0.460%	7/19/11	150,000	150,000
Abbey National Treasury Services PLC (US
Branch)	0.460%	8/3/11	125,000	125,000
Abbey National Treasury Services PLC (US
Branch)	0.420%	8/22/11	100,000	100,000
Abbey National Treasury Services PLC (US
Branch)	0.420%	8/26/11	50,000	50,000
Bank of Montreal (Chicago Branch)	0.160%	6/1/11	200,000	200,000
Bank of Montreal (Chicago Branch)	0.150%	6/6/11	100,000	100,000
Bank of Montreal (Chicago Branch)	0.370%	6/7/11	25,000	25,001
Bank of Montreal (Chicago Branch)	0.150%	6/9/11	125,000	125,000
Bank of Montreal (Chicago Branch)	0.150%	7/20/11	125,000	125,000
Bank of Nova Scotia (Houston Branch)	0.280%	6/1/11	100,000	100,000
Bank of Nova Scotia (Houston Branch)	0.280%	6/1/11	80,000	80,000
Bank of Nova Scotia (Houston Branch)	0.260%	6/13/11	50,000	50,000
Bank of Nova Scotia (Houston Branch)	0.210%	7/11/11	272,000	272,003
Bank of Nova Scotia (Houston Branch)	0.190%	7/28/11	84,500	84,500
Bank of Nova Scotia (Houston Branch)	0.200%	8/3/11	140,600	140,604
Bank of Nova Scotia (Houston Branch)	0.190%	8/9/11	150,000	150,000
Bank of Nova Scotia (Houston Branch)	0.180%	8/12/11	50,000	49,999
Bank of Nova Scotia (Houston Branch)	0.190%	9/1/11	150,000	150,000
Credit Suisse (New York Branch)	0.180%	7/5/11	195,000	195,000
DNB NOR Bank ASA (New York Branch)	0.230%	7/5/11	95,000	95,000
DNB NOR Bank ASA (New York Branch)	0.220%	7/7/11	25,000	25,000
DNB NOR Bank ASA (New York Branch)	0.200%	7/25/11	70,000	70,000
DNB NOR Bank ASA (New York Branch)	0.190%	8/9/11	150,000	150,000
DNB NOR Bank ASA (New York Branch)	0.180%	8/11/11	150,000	150,000
Lloyds TSB Bank PLC (New York Branch)	0.250%	7/13/11	50,000	50,003
Lloyds TSB Bank PLC (New York Branch)	0.240%	8/3/11	130,000	130,000
Nordea Bank Finland PLC (New York Branch)	0.260%	6/7/11	250,000	250,000
Nordea Bank Finland PLC (New York Branch)	0.200%	6/17/11	74,000	74,000
Nordea Bank Finland PLC (New York Branch)	0.230%	7/5/11	200,000	200,000
Nordea Bank Finland PLC (New York Branch)	0.200%	7/14/11	90,000	90,000
Nordea Bank Finland PLC (New York Branch)	0.205%	7/26/11	50,000	50,000
Nordea Bank Finland PLC (New York Branch)	0.205%	8/2/11	200,000	200,000
Nordea Bank Finland PLC (New York Branch)	0.210%	9/12/11	100,000	100,000
Rabobank Nederland NV (New York Branch)	0.250%	6/16/11	300,000	300,000
Rabobank Nederland NV (New York Branch)	0.310%	6/17/11	10,900	10,900
Rabobank Nederland NV (New York Branch)	0.280%	7/7/11	36,225	36,225
Rabobank Nederland NV (New York Branch)	0.360%	7/19/11	25,525	25,530
Rabobank Nederland NV (New York Branch)	0.335%	7/20/11	50,000	50,004
Rabobank Nederland NV (New York Branch)	0.220%	8/15/11	145,000	145,003
Svenska Handelsbanken (New York Branch)	0.280%	6/1/11	100,000	100,000
Svenska Handelsbanken (New York Branch)	0.220%	7/12/11	45,000	45,000
Svenska Handelsbanken (New York Branch)	0.210%	7/13/11	305,000	305,004
Svenska Handelsbanken (New York Branch)	0.215%	7/20/11	110,000	110,000
Svenska Handelsbanken (New York Branch)	0.215%	7/25/11	45,000	45,000
Svenska Handelsbanken (New York Branch)	0.215%	7/26/11	50,000	50,000
Svenska Handelsbanken (New York Branch)	0.210%	8/1/11	100,000	100,000
Svenska Handelsbanken (New York Branch)	0.210%	8/2/11	140,000	140,000
Svenska Handelsbanken (New York Branch)	0.205%	8/10/11	50,000	50,001
Svenska Handelsbanken (New York Branch)	0.195%	8/19/11	100,000	100,000
Svenska Handelsbanken (New York Branch)	0.190%	8/26/11	60,000	60,000

Toronto Dominion Bank (New York Branch)	0.180%	6/13/11	100,000	100,000
Toronto Dominion Bank (New York Branch)	0.250%	6/16/11	13,225	13,225
Toronto Dominion Bank (New York Branch)	0.350%	6/22/11	50,000	50,003
Toronto Dominion Bank (New York Branch)	0.200%	7/14/11	250,000	250,000
Toronto Dominion Bank (New York Branch)	0.200%	7/20/11	59,000	59,000
Toronto Dominion Bank (New York Branch)	0.190%	7/29/11	157,500	157,500
Toronto Dominion Bank (New York Branch)	0.170%	8/26/11	24,000	24,000
Westpac Banking Corp. (New York Branch)	0.290%	6/24/11	15,000	15,001
Westpac Banking Corp. (New York Branch)	0.280%	7/11/11	50,000	50,002
Westpac Banking Corp. (New York Branch)	0.190%	7/21/11	800,000	800,000
				7,372,508
Total Certificates of Deposit (Cost $10,157,508)				10,157,508
Other Notes (0.5%)
Bank of America, NA	0.150%	7/11/11	75,000	75,000
Bank of America, NA	0.150%	7/18/11	75,000	75,000
Total Other Notes (Cost $150,000)				150,000
Repurchase Agreements (3.8%)
Barclays Capital Inc.
(Dated 5/9/11, Repurchase Value
$109,012,000, collateralized by Federal
Home Loan Mortgage Corp. 0.000%-
4.875%, 7/5/11-9/10/15, and Federal
National Mortgage Assn. 2.500%, 5/15/14)	0.060%	6/7/11	109,000	109,000
BNP Paribas Securities Corp.
(Dated 5/31/11, Repurchase Value
$117,551,000, collateralized by Treasury
Inflation Indexed Note/Bond 1.250%-
2.000%, 4/15/12-7/15/20)	0.110%	6/1/11	117,551	117,551
BNP Paribas Securities Corp.
(Dated 5/31/11, Repurchase Value
$65,000,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.625%-
1.875%, 4/15/13-7/15/19)	0.140%	6/1/11	65,000	65,000
BNP Paribas Securities Corp.
(Dated 4/25/11, Repurchase Value
$109,019,000, collateralized by Federal
Home Loan Bank 0.000%-6.700%, 6/15/11-
8/15/22, Federal National Mortgage Assn.
0.000%-7.250%, 6/13/11-11/15/30, Federal
Home Loan Mortgage Corp. 0.000%-
5.500%, 6/27/11-6/13/18, and Federal Farm
Credit Bank 2.150%-5.300%, 1/3/12-
10/23/23)	0.100%	6/7/11	109,000	109,000
Deutsche Bank Securities, Inc.
(Dated 4/25/11, Repurchase Value
$212,037,200, collateralized by Federal
Home Loan Mortgage Corp. 0.000%-
5.125%, 12/1/11-1/15/15, and Federal
Home Loan Bank 5.000%, 11/17/17)	0.100%	6/7/11	212,000	212,000
RBS Securities, Inc.
(Dated 5/31/11, Repurchase Value
$100,000,000, collateralized by U.S.
Treasury Note/Bond 1.750% 1/31/14)	0.110%	6/1/11	100,000	100,000

Societe Generale
(Dated 5/31/11, Repurchase Value
$99,744,000, collateralized by Federal
Home Loan Mortgage Corp. 1.250%,
5/3/12)	0.120%	6/1/11	99,744	99,744
Societe Generale
(Dated 5/31/11, Repurchase Value
$207,001,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.500%-
1.250%, 4/15/15-7/15/20)	0.120%	6/1/11	207,000	207,000
Societe Generale
(Dated 5/9/11, Repurchase Value
$150,015,000, collateralized by U.S.
Treasury Note/Bond 1.125%-6.250%,
12/15/11-5/15/30, and Treasury Inflation
Indexed Note/Bond 1.875%, 7/15/13)	0.060%	6/7/11	150,000	150,000
Societe Generale
(Dated 5/20/11, Repurchase Value
$101,013,000, collateralized by Federal
National Mortgage Assn. 4.750%, 11/19/12)	0.080%	6/7/11	101,000	101,000
Total Repurchase Agreements (Cost $1,270,295)				1,270,295
			Shares
Money Market Fund (0.9%)
5 Vanguard Municipal Cash Management Fund
(Cost $311,679)	0.151%		311,678,802	311,679

			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (2.3%)
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.180%	6/7/11	7,190	7,190
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.200%	6/7/11	9,820	9,820
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District VRDO	0.190%	6/7/11	7,000	7,000
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.120%	6/7/11	16,300	16,300
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.120%	6/7/11	8,800	8,800
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.130%	6/7/11	4,000	4,000
Boone County KY Pollution Control Revenue
(Duke Energy Kentucky Inc. Project) VRDO	0.150%	6/7/11	5,000	5,000
California Health Facilities Financing Authority
Revenue (Stanford Hospital) VRDO	0.170%	6/7/11	13,600	13,600
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.160%	6/7/11	5,305	5,305
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.170%	6/7/11	3,455	3,455
California Infrastructure & Economic
Development Bank Revenue (Orange
County Performing Arts Center) VRDO	0.130%	6/7/11	6,900	6,900

California Statewide Communities
Development Authority Revenue (Redlands
Community Hospital) VRDO	0.150%	6/7/11	5,400	5,400
Cleveland-Cuyahoga County OH Port
Authority Revenue (SPC Buildings 1 & 3
LLC) VRDO	0.170%	6/7/11	5,325	5,325
Columbus OH Regional Airport Authority
Airport Revenue (Oasbo Expanded Asset
Program) VRDO	0.180%	6/7/11	4,000	4,000
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.120%	6/7/11	9,800	9,800
Curators of the University of Missouri System
Facilities Revenue VRDO	0.150%	6/7/11	5,365	5,365
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.180%	6/7/11	18,000	18,000
District of Columbia Revenue (George
Washington University) VRDO	0.190%	6/7/11	5,600	5,600
District of Columbia Revenue (Georgetown
University) VRDO	0.180%	6/7/11	11,575	11,575
Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.180%	6/7/11	2,300	2,300
Harris County TX Cultural Education Facilities
Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) VRDO	0.190%	6/7/11	11,000	11,000
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	6/7/11	4,150	4,150
Illinois Development Finance Authority
Revenue (Chicago Horticultural Society)
VRDO	0.200%	6/7/11	3,700	3,700
Illinois Finance Authority Pollution Control
Revenue (Commonwealth Edison Co.
Project) VRDO	0.180%	6/7/11	7,000	7,000
Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.150%	6/7/11	5,380	5,380
Illinois Finance Authority Revenue (Carle
Healthcare System) VRDO	0.130%	6/7/11	3,700	3,700
Illinois Finance Authority Revenue (Ingalls
Health System) VRDO	0.190%	6/7/11	4,395	4,395
Illinois Finance Authority Revenue (Little Co.
of Mary Hospital & Health Care Centers)
VRDO	0.180%	6/7/11	4,500	4,500
Illinois Finance Authority Revenue (Loyola
University Health System) VRDO	0.180%	6/7/11	8,400	8,400
Illinois Finance Authority Revenue (Museum
of Science & Industry) VRDO	0.180%	6/7/11	2,855	2,855
Indiana Development Finance Authority
EducationalFacilities Revenue (Indianapolis
Museum of Art Inc. Project) VRDO	0.180%	6/7/11	3,400	3,400
Indiana Educational Facilities Authority
Revenue (Wabash College) VRDO	0.200%	6/7/11	5,700	5,700
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.150%	6/7/11	6,220	6,220
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.130%	6/7/11	4,765	4,765
Jacksonville FL Capital Project Revenue
VRDO	0.180%	6/7/11	5,700	5,700

Kansas City MO Industrial Development
Authority Revenue (Downtown
Redevelopment District) VRDO	0.180%	6/7/11	6,000	6,000
Kansas City MO Industrial Development
Authority Revenue (Downtown
Redevelopment District) VRDO	0.180%	6/7/11	2,560	2,560
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)
VRDO	0.160%	6/7/11	7,910	7,910
Knox County TX Health Educational &
Housing Facilities Board Hospital Facilities
(Covenant Healthcare) VRDO	0.180%	6/7/11	4,145	4,145
Los Angeles CA Wastewater System
Revenue VRDO	0.100%	6/7/11	8,100	8,100
Los Angeles CA Wastewater System
Revenue VRDO	0.120%	6/7/11	4,500	4,500
Los Angeles CA Wastewater System
Revenue VRDO	0.170%	6/7/11	6,000	6,000
Los Angeles CA Wastewater System
Revenue VRDO	0.170%	6/7/11	5,100	5,100
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.140%	6/7/11	4,500	4,500
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.140%	6/7/11	12,600	12,600
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries) VRDO	0.170%	6/7/11	3,225	3,225
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College)
VRDO	0.150%	6/7/11	3,400	3,400
Maryland Health & Higher Educational
Facilities Authority Revenue (Johns
Hopkins University) VRDO	0.140%	6/7/11	10,525	10,525
Massachusetts Health & Educational Facilities
Authority Revenue (Bentley College) VRDO	0.160%	6/7/11	5,200	5,200
Massachusetts Health & Educational Facilities
Authority Revenue (Dana Farber Cancer
Institute) VRDO	0.160%	6/7/11	2,385	2,385
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue
VRDO	0.160%	6/7/11	9,900	9,900
Michigan Higher Education Facilities Authority
Revenue (Albion College) VRDO	0.190%	6/7/11	3,235	3,235
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System) VRDO	0.170%	6/7/11	7,900	7,900
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.160%	6/7/11	4,715	4,715
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care) VRDO	0.180%	6/7/11	19,730	19,730
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.180%	6/7/11	8,400	8,400
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.150%	6/7/11	5,200	5,200

New Jersey Transportation Trust Fund
Authority Transportation System Revenue
VRDO	0.150%	6/7/11	7,800	7,800
New Mexico Finance Authority Transportation
Revenue VRDO	0.190%	6/7/11	10,500	10,500
New York City NY GO VRDO	0.140%	6/7/11	12,400	12,400
New York City NY GO VRDO	0.150%	6/7/11	7,500	7,500
New York City NY GO VRDO	0.180%	6/7/11	2,100	2,100
New York City NY GO VRDO	0.180%	6/7/11	2,500	2,500
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.150%	6/7/11	10,400	10,400
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.150%	6/7/11	5,300	5,300
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.190%	6/7/11	1,800	1,800
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(West End Towers) VRDO	0.190%	6/7/11	8,400	8,400
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Law School) VRDO	0.150%	6/7/11	4,500	4,500
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.150%	6/7/11	6,300	6,300
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.150%	6/7/11	6,400	6,400
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.170%	6/7/11	4,600	4,600
New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.170%	6/7/11	9,400	9,400
New York State Housing Finance Agency
Housing Revenue (20 River Terrace
Housing) VRDO	0.170%	6/7/11	3,700	3,700
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.170%	6/7/11	8,500	8,500
New York State Housing Finance Agency
Housing Revenue (330 West 39th Street)
VRDO	0.180%	6/7/11	6,100	6,100
New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.190%	6/7/11	2,700	2,700
New York State Housing Finance Agency
Housing Revenue (Clinton Green - South)
VRDO	0.170%	6/7/11	3,850	3,850
New York State Housing Finance Agency
Housing Revenue (Clinton Green North)
VRDO	0.170%	6/7/11	7,755	7,755
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.200%	6/7/11	6,800	6,800
North Texas Tollway Authority System
Revenue VRDO	0.170%	6/7/11	8,450	8,450
Oakland University of Michigan Revenue
VRDO	0.190%	6/7/11	2,100	2,100

Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co.
Project) VRDO	0.180%	6/7/11	3,085	3,085
Ohio GO VRDO	0.140%	6/7/11	7,430	7,430
Ohio State University General Receipts
Revenue VRDO	0.120%	6/7/11	7,600	7,600
Ohio State University General Receipts
Revenue VRDO	0.120%	6/7/11	23,400	23,400
Oregon Facilities Authority Revenue
(PeaceHealth) VRDO	0.190%	6/7/11	8,000	8,000
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System) VRDO	0.160%	6/7/11	11,400	11,400
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.190%	6/7/11	14,200	14,200
Salem OH Hospital Facilities Revenue (Salem
Community Hospital Project) VRDO	0.170%	6/7/11	3,030	3,030
San Antonio TX Electric & Gas Systems
Revenue VRDO	0.190%	6/7/11	11,170	11,170
South Carolina Transportation Infrastructure
Revenue VRDO	0.170%	6/7/11	12,000	12,000
Southern California Public Power Authority
Revenue (Palo Verde Project) VRDO	0.140%	6/7/11	2,700	2,700
Tarrant County TX Cultural Education
Facilities Finance Corp. Revenue
(CHRISTUS Health) VRDO	0.180%	6/7/11	4,400	4,400
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.200%	6/7/11	6,100	6,100
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.200%	6/7/11	6,800	6,800
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.200%	6/7/11	10,100	10,100
University of Alabama Birmingham Hospital
Revenue VRDO	0.180%	6/7/11	5,600	5,600
University of South Florida Financing Corp.
COP VRDO	0.180%	6/7/11	10,300	10,300
University of Texas Permanent University
Fund Revenue VRDO	0.110%	6/7/11	25,700	25,700
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.180%	6/7/11	3,750	3,750
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.180%	6/7/11	4,500	4,500
Virginia Small Business Financing Authority
Health Facilities Revenue (Bon Secours
Health System Inc.) VRDO	0.170%	6/7/11	1,700	1,700
Warren County KY Revenue (Western
Kentucky University Student Life
Foundation Inc. Project) VRDO	0.200%	6/7/11	4,700	4,700
Washington County PA Authority Revenue
(Girard Estate Project) VRDO	0.200%	6/7/11	2,700	2,700
Washington Health Care Facilities Authority
Revenue (MultiCare Health System) VRDO	0.170%	6/7/11	3,600	3,600
Washington Health Care Facilities Authority
Revenue (Swedish Health Services) VRDO	0.150%	6/7/11	4,750	4,750
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.170%	6/7/11	6,200	6,200

Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care
Inc.) VRDO	0.180%	6/7/11	7,475	7,475
Total Tax-Exempt Municipal Bonds (Cost $743,075)				743,075
Taxable Municipal Bonds (0.0%)
6 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.240%	6/7/11	2,855	2,855
6 Massachusetts State Transportation Fund
Revenue TOB VRDO	0.240%	6/7/11	2,800	2,800
6 Seattle WA Municipal Light & Power Revenue
TOB VRDO	0.240%	6/7/11	1,500	1,500
Total Taxable Municipal Bonds (Cost $7,155)				7,155
Total Investments (100.3%) (Cost $33,236,727)				33,236,727
Other Assets and Liabilities-Net (-0.3%)				(96,407)
Net Assets (100%)				33,140,320

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At May 31, 2011, the aggregate value of these securities was $3,610,139,000, representing 10.9% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the aggregate value of these securities was $7,155,000.
COP—Certificate of Participation.
GO—General Obligation Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management funds is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Municipal Cash Management Fund

Schedule of Investments
As of May 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
Alabama (0.5%)
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.210%	6/7/11	12,390	12,390
Pell City AL Special Care Facilities Financing
Authority Revenue (Noland Health Services
Inc.) VRDO	0.190%	6/7/11 LOC	5,000	5,000
				17,390
Alaska (0.5%)
1 Alaska Housing Finance Corp. General Housing
Revenue TOB VRDO	0.190%	6/7/11	16,620	16,620

Arizona (0.8%)
Arizona Board Regents Arizona State University
System Revenue VRDO	0.130%	6/7/11 LOC	19,100	19,100
1 Phoenix AZ Civic Improvement Corp. Transit
Revenue TOB VRDO	0.190%	6/7/11 (13)	7,770	7,770
				26,870
California (5.1%)
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.190%	6/7/11	7,500	7,500
1 California Department of Veteran Affairs
Revenue TOB VRDO	0.180%	6/7/11	10,000	10,000
California Department of Water Resources
Power Supply Revenue VRDO	0.130%	6/7/11	9,200	9,200
California Department of Water Resources
Power Supply Revenue VRDO	0.140%	6/7/11	16,500	16,500
California GO VRDO	0.140%	6/7/11 LOC	4,000	4,000
California GO VRDO	0.170%	6/7/11 LOC	13,780	13,780
California Housing Finance Agency Multifamily
Housing Revenue VRDO	0.140%	6/7/11 LOC	5,430	5,430
California Housing Finance Agency Multifamily
Housing Revenue VRDO	0.140%	6/7/11 LOC	3,920	3,920
California Infrastructure & Economic
Development Bank Revenue (American
National Red Cross) VRDO	0.140%	6/7/11 LOC	3,300	3,300
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.170%	6/7/11	10,000	10,000
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.130%	6/7/11 LOC	12,625	12,625
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.180%	6/7/11	6,230	6,230
1 East Bay CA Municipal Utility District Water
System Revenue TOB VRDO	0.180%	6/7/11	9,000	9,000
1 Foothill-De Anza CA Community College District
GO TOB VRDO	0.190%	6/7/11	7,500	7,500
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.160%	6/7/11	11,125	11,125

1 Rancho Santiago CA Community College
District GO TOB VRDO	0.180%	6/7/11 (4)	8,795	8,795
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.160%	6/7/11	13,330	13,330
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.140%	6/7/11	6,400	6,400
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.180%	6/7/11	5,000	5,000
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.180%	6/7/11	5,000	5,000
1 San Mateo County CA Community College
District GO TOB VRDO	0.180%	6/7/11	8,365	8,365
				177,000
Colorado (3.9%)
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.130%	6/1/11 LOC	1,420	1,420
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.130%	6/1/11 LOC	10,860	10,860
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.130%	6/1/11 LOC	11,870	11,870
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.130%	6/1/11 LOC	9,880	9,880
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.130%	6/1/11 LOC	12,910	12,910
Colorado Educational & Cultural Facilities
Authority Revenue (Oklahoma's Public Radio)
VRDO	0.160%	6/7/11 LOC	5,190	5,190
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.150%	6/1/11	10,700	10,700
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.210%	6/7/11	9,995	9,995
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.160%	6/7/11	14,400	14,400
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.190%	6/7/11	12,900	12,900
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.180%	6/7/11 LOC	4,410	4,410
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.180%	6/7/11 LOC	3,630	3,630
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.200%	6/7/11 LOC	16,000	16,000
Midcities Metropolitan District No. 1 Colorado
Special Revenue VRDO	0.180%	6/7/11 LOC	5,000	5,000
1 Regional Transportation District of Colorado
Sales Tax Revenue TOB VRDO	0.180%	6/7/11	6,800	6,800
				135,965
Connecticut (1.8%)
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.150%	6/1/11	6,900	6,900

1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.180%	6/7/11	10,330	10,330
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.120%	6/1/11	46,250	46,250
				63,480
Delaware (0.3%)
Delaware Economic Development Authority
Revenue (Archmere Academy Project) VRDO	0.180%	6/7/11 LOC	9,850	9,850

District of Columbia (1.2%)
1 District of Columbia GO TOB VRDO	0.170%	6/7/11 LOC	21,370	21,370
District of Columbia Revenue (Center for
Strategic & International Studies Inc.) VRDO	0.150%	6/7/11 LOC	6,730	6,730
District of Columbia Revenue (Washington
Center for Internships) VRDO	0.210%	6/7/11 LOC	4,800	4,800
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.210%	6/7/11 (12)	4,010	4,010
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue VRDO	0.160%	6/7/11 LOC	5,700	5,700
				42,610
Florida (6.3%)
Florida Gulf Coast University Financing Corp.
Capital Improvement Revenue (Parking
Project) VRDO	0.140%	6/7/11 LOC	5,400	5,400
Highlands County FL Health Facilities Authority
Revenue (Adventist Health System/Sunbelt
Inc.) VRDO	0.170%	6/7/11 LOC	8,000	8,000
Hillsborough County FL School Board (Master
Lease Program) COP VRDO	0.140%	6/1/11 LOC	2,335	2,335
Jacksonville FL Capital Project Revenue VRDO	0.180%	6/7/11 LOC	32,115	32,115
Jacksonville FL Economic Development
Commission Special Facility Airport Revenue
(Holland Sheltair Aviation Group Project)
VRDO	0.180%	6/7/11 LOC	8,525	8,525
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.150%	6/7/11 LOC	18,225	18,225
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.160%	6/7/11	26,480	26,480
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.160%	6/7/11	11,000	11,000
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.180%	6/7/11 LOC	13,300	13,300
Jacksonville FL Transportation Revenue VRDO	0.180%	6/7/11 LOC	11,135	11,135
Miami-Dade County FL Industrial Development
Authority Revenue (American Public Media
Group Project) VRDO	0.130%	6/1/11 LOC	17,340	17,340
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue VRDO	0.180%	6/7/11 LOC	25,400	25,400
Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project)
VRDO	0.140%	6/7/11 LOC	10,000	10,000
1 Miami-Dade County FL Special Obligation
Revenue TOB VRDO	0.130%	6/1/11 LOC	25,625	25,625
Pinellas County FL Health Facilities Authority
Revenue (Baycare Health System) VRDO	0.110%	6/1/11 LOC	1,600	1,600

Polk County FL School Board COP VRDO	0.140%	6/1/11 LOC	4,235	4,235
				220,715
Georgia (1.8%)
Atlanta GA Development Authority Revenue
(Georgia Aquarium Inc. Project) VRDO	0.180%	6/7/11 LOC	12,500	12,500
Floyd County GA Development Authority
Revenue (Berry College Project) VRDO	0.180%	6/7/11 LOC	5,000	5,000
1 Gwinnett County GA School District GO TOB
VRDO	0.170%	6/7/11	13,480	13,480
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue VRDO	0.160%	6/7/11 LOC	5,000	5,000
Municipal Electric Authority of Georgia Electric
Revenue VRDO	0.160%	6/7/11 LOC	7,400	7,400
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.120%	6/7/11	12,100	12,100
South Fulton GA Municipal Regional Water &
Sewer Authority Water Revenue VRDO	0.180%	6/7/11 LOC	6,900	6,900
				62,380
Hawaii (0.2%)
1 Honolulu HI City & County GO TOB VRDO	0.180%	6/7/11	7,700	7,700

Idaho (1.7%)
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	6/7/11 LOC	42,745	42,745
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	6/7/11 LOC	17,000	17,000
				59,745
Illinois (8.6%)
1 Chicago IL Board of Education GO TOB VRDO	0.170%	6/7/11 LOC	19,529	19,529
1 Chicago IL GO TOB VRDO	0.170%	6/7/11	14,375	14,375
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.190%	6/7/11	14,940	14,940
Chicago IL Wastewater Transmission Revenue
VRDO	0.110%	6/1/11 LOC	19,800	19,800
Chicago IL Wastewater Transmission Revenue
VRDO	0.110%	6/1/11 LOC	18,500	18,500
1 Chicago IL Water Revenue TOB VRDO	0.210%	6/7/11 (4)	7,795	7,795
Chicago IL Water Revenue VRDO	0.160%	6/7/11 LOC	3,175	3,175
Chicago IL Water Revenue VRDO	0.200%	6/7/11 LOC	26,525	26,525
Illinois Educational Facilities Authority Revenue
(University of Chicago) VRDO	0.130%	6/7/11	12,006	12,006
Illinois Finance Authority Pollution Control
Revenue (Commonwealth Edison Co. Project)
VRDO	0.170%	6/7/11 LOC	7,800	7,800
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.160%	6/7/11	6,365	6,365
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.150%	6/7/11 LOC	10,000	10,000
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.150%	6/7/11 LOC	4,000	4,000
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.110%	6/1/11	36,285	36,285
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.110%	6/1/11	35,800	35,800
Illinois Finance Authority Revenue (Provena
Health) VRDO	0.110%	6/1/11 LOC	10,955	10,955

Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.130%	6/7/11	19,846	19,846
Illinois Health Facilities Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.110%	6/1/11	16,000	16,000
1 Illinois Regional Transportation Authority
Revenue TOB VRDO	0.190%	6/7/11	15,170	15,170
				298,866
Indiana (1.6%)
1 Indiana Bond Bank Revenue TOB VRDO	0.170%	6/7/11 LOC	5,875	5,875
Indiana Development Finance Authority
Educational Facilities Revenue (Children's
Museum of Indianapolis Project) VRDO	0.180%	6/7/11	1,250	1,250
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.150%	6/7/11 LOC	11,000	11,000
1 Indiana Finance Authority Highway Revenue
TOB VRDO	0.200%	6/7/11	14,495	14,495
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.160%	6/7/11	20,000	20,000
Purdue University Indiana COP VRDO	0.130%	6/7/11	4,090	4,090
				56,710
Iowa (0.7%)
Iowa Higher Education Loan Authority Revenue
Private College Facility (St. Ambrose
University Project) VRDO	0.140%	6/1/11 LOC	20,000	20,000
1 Iowa Special Obligation Revenue TOB VRDO	0.190%	6/7/11	4,700	4,700
				24,700
Kentucky (1.7%)
Christian County KY Association County
Leasing Program Revenue VRDO	0.110%	6/1/11 LOC	13,880	13,880
Christian County KY Association County
Leasing Program Revenue VRDO	0.110%	6/1/11 LOC	14,390	14,390
Christian County KY Association County
Leasing Program Revenue VRDO	0.110%	6/1/11 LOC	11,300	11,300
Trimble County KY Association of Counties
Leasing Trust Lease Program Revenue
VRDO	0.110%	6/1/11 LOC	18,860	18,860
				58,430
Louisiana (1.8%)
Louisiana GO VRDO	0.170%	6/7/11 LOC	165	165
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health) VRDO	0.180%	6/7/11 LOC	7,000	7,000
Louisiana Public Facilities Authority Revenue
(International-Matex Tank Terminals Project)
VRDO	0.180%	6/7/11 LOC	30,000	30,000
Louisiana Public Facilities Authority Revenue
(Tiger Athletic Foundation Project) VRDO	0.180%	6/7/11 LOC	25,000	25,000
				62,165
Maryland (0.3%)
Maryland Health & Higher Educational Facilities
Authority Revenue (Suburban Hospital) VRDO	0.160%	6/7/11 LOC	4,205	4,205
Montgomery County MD GO CP	0.250%	7/8/11	5,000	5,000
				9,205

Massachusetts (3.5%)
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.160%	6/7/11	9,200	9,200
Massachusetts Development Finance Agency
Revenue (Boston University) VRDO	0.120%	6/7/11 LOC	15,100	15,100
Massachusetts Development Finance Agency
Revenue (Shady Hill) VRDO	0.180%	6/7/11 LOC	9,705	9,705
1 Massachusetts GO TOB VRDO	0.170%	6/7/11 LOC	7,625	7,625
1 Massachusetts GO TOB VRDO	0.170%	6/7/11	4,800	4,800
1 Massachusetts GO TOB VRDO	0.190%	6/7/11	18,455	18,455
Massachusetts GO VRDO	0.140%	6/7/11	32,000	32,000
1 Massachusetts Health & Educational Facilities
Authority Revenue (MIT) TOB VRDO	0.150%	6/7/11	3,250	3,250
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.100%	6/1/11	5,000	5,000
Massachusetts Health & Educational Facilities
Authority Revenue (Wellesley College) VRDO	0.090%	6/1/11	3,000	3,000
Massachusetts Water Resources Authority
Revenue VRDO	0.130%	6/7/11	3,000	3,000
Massachusetts Water Resources Authority
Revenue VRDO	0.160%	6/7/11	10,000	10,000
				121,135
Michigan (1.5%)
Green Lake Township MI Economic
Development Corp. Revenue (Interlochen
Center for the Arts Project) VRDO	0.110%	6/1/11 LOC	15,100	15,100
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.160%	6/7/11	6,245	6,245
Michigan Strategic Fund Limited Obligation
Revenue (Henry Ford Museum) VRDO	0.140%	6/1/11 LOC	11,250	11,250
Oakland University of Michigan Revenue VRDO	0.190%	6/7/11 LOC	10,000	10,000
University of Michigan Hospital Medical Service
Plan Revenue VRDO	0.140%	6/7/11	3,100	3,100
University of Michigan Hospital Revenue VRDO	0.100%	6/1/11	2,600	2,600
1 Wayne State University Michigan Revenue TOB
VRDO	0.150%	6/1/11	4,995	4,995
				53,290
Minnesota (0.4%)
Hennepin County MN Revenue VRDO	0.150%	6/7/11	4,200	4,200
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Children's Hospital Clinics) VRDO	0.150%	6/1/11 (4)	6,600	6,600
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.170%	6/7/11	3,000	3,000
				13,800
Mississippi (3.0%)
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.110%	6/1/11	36,300	36,300
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.150%	6/7/11	15,000	15,000
Mississippi Business Finance Corp. Revenue
(Promenade D'Iberville Project) VRDO	0.180%	6/7/11 LOC	7,390	7,390

Mississippi Business Finance Corp. Revenue
(Renaissance at Colony Park LLC Project)
VRDO	0.180%	6/7/11 LOC	12,525	12,525
Mississippi Business Finance Corp. Revenue
(Renaissance at Colony Park LLC Project)
VRDO	0.180%	6/7/11 LOC	5,400	5,400
Mississippi Development Bank Special
Obligation Revenue (Magnolia Regional
Health Project) VRDO	0.180%	6/7/11 LOC	10,000	10,000
Mississippi GO (Nissan Project) VRDO	0.160%	6/7/11	9,485	9,485
1 University of Southern Mississippi Educational
Building Corp. Revenue (Athletics Facilities
Improvements Project) TOB VRDO	0.210%	6/7/11 (4)	9,610	9,610
				105,710
Missouri (1.4%)
Curators of the University of Missouri System
Facilities Revenue VRDO	0.100%	6/1/11	6,140	6,140
Curators of the University of Missouri System
Facilities Revenue VRDO	0.150%	6/7/11	29,685	29,685
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.110%	6/1/11	6,450	6,450
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.130%	6/7/11	5,200	5,200
				47,475
Nebraska (1.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 2) VRDO	0.180%	6/7/11	9,930	9,930
Douglas County NE Hospital Authority No. 2
Health Facilities Revenue (Children's Hospital
Obligated Group) VRDO	0.130%	6/1/11 LOC	5,050	5,050
1 Nebraska Public Power District Revenue TOB
VRDO	0.170%	6/7/11 LOC	24,555	24,555
1 Nebraska Public Power District Revenue TOB
VRDO	0.190%	6/7/11 (13)	5,000	5,000
				44,535
Nevada (0.5%)
1 Clark County NV School District GO TOB VRDO	0.180%	6/7/11	4,700	4,700
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.190%	6/7/11	7,600	7,600
Nevada Housing Division Multi-Unit Housing
Revenue (City Center Project) VRDO	0.200%	6/7/11	5,000	5,000
				17,300
New Hampshire (0.4%)
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University) VRDO	0.130%	6/7/11 LOC	14,095	14,095

New Jersey (4.8%)
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.110%	6/7/11 LOC	16,000	16,000
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.120%	6/1/11 LOC	10,000	10,000

New Jersey Economic Development Authority
Revenue (El Dorado Terminals Co. Project)
VRDO	0.120%	6/1/11 LOC	1,700	1,700
New Jersey GO TOB PUT	0.300%	6/2/11	25,000	25,000
1 New Jersey GO TOB VRDO	0.150%	6/1/11	21,700	21,700
1 New Jersey GO TOB VRDO	0.150%	6/1/11	38,400	38,400
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.120%	6/1/11 LOC	4,400	4,400
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.170%	6/7/11 LOC	32,800	32,800
New Jersey Turnpike Authority Revenue VRDO	0.190%	6/7/11 LOC	18,900	18,900
				168,900
New Mexico (2.2%)
New Mexico Finance Authority Transportation
Revenue VRDO	0.150%	6/7/11 LOC	25,035	25,035
1 New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) TOB VRDO	0.190%	6/7/11	10,000	10,000
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.190%	6/7/11	19,640	19,640
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.190%	6/7/11	10,615	10,615
New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue VRDO	0.180%	6/7/11	9,980	9,980
				75,270
New York (9.7%)
1 Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.180%	6/7/11 (13)	16,000	16,000
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.160%	6/7/11 LOC	12,215	12,215
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.190%	6/7/11 (13)	8,000	8,000
Metropolitan New York Transportation Authority
Revenue VRDO	0.130%	6/7/11 LOC	10,000	10,000
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.180%	6/7/11	6,000	6,000
New York City NY GO VRDO	0.100%	6/1/11 LOC	12,355	12,355
New York City NY GO VRDO	0.140%	6/1/11 LOC	6,455	6,455
New York City NY GO VRDO	0.160%	6/1/11	3,400	3,400
New York City NY GO VRDO	0.160%	6/1/11	6,200	6,200
New York City NY GO VRDO	0.140%	6/7/11 LOC	22,315	22,315
New York City NY GO VRDO	0.140%	6/7/11 LOC	12,670	12,670
New York City NY GO VRDO	0.170%	6/7/11 LOC	4,250	4,250
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Columbus
Apartments) VRDO	0.150%	6/7/11 LOC	18,500	18,500
New York City NY Housing Development Corp.
Revenue (Queens College) VRDO	0.180%	6/7/11 LOC	23,845	23,845
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.170%	6/7/11	17,500	17,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.120%	6/1/11	24,605	24,605

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.140%	6/1/11	4,500	4,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.130%	6/7/11	18,000	18,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.150%	6/7/11	24,400	24,400
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.100%	6/1/11	5,000	5,000
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.150%	6/7/11	14,105	14,105
New York Liberty Development Corp. Revenue
PUT	0.350%	11/1/11	20,000	20,000
1 New York State Dormitory Authority Revenue
(Columbia University) TOB VRDO	0.180%	6/7/11	8,535	8,535
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.140%	6/7/11 LOC	8,200	8,200
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.140%	6/7/11 LOC	10,500	10,500
New York State Local Government Assistance
Corp. Revenue VRDO	0.180%	6/7/11	9,100	9,100
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.170%	6/7/11	1,835	1,835
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.180%	6/7/11 LOC	10,000	10,000
				338,485
North Carolina (3.0%)
Cary NC GO VRDO	0.150%	6/7/11	3,345	3,345
1 Charlotte NC COP TOB VRDO	0.180%	6/7/11	5,545	5,545
Charlotte NC Water & Sewer System Revenue
VRDO	0.180%	6/7/11	9,800	9,800
Forsyth County NC GO VRDO	0.180%	6/7/11	7,850	7,850
Mecklenburg County NC COP VRDO	0.210%	6/7/11	4,200	4,200
North Carolina Capital Facilities Finance Agency
Recreational Facilities Revenue (YMCA of
Greater Winston-Salem) VRDO	0.180%	6/7/11 LOC	10,200	10,200
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.160%	6/7/11 LOC	3,540	3,540
North Carolina Medical Care Commission Health
Systems Revenue (Catholic Health East)
VRDO	0.170%	6/7/11 LOC	2,000	2,000
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.190%	6/7/11 LOC	7,000	7,000
Union County NC GO VRDO	0.180%	6/7/11	18,155	18,155
Union County NC GO VRDO	0.180%	6/7/11	6,200	6,200
Union County NC GO VRDO	0.180%	6/7/11	27,270	27,270
				105,105
Ohio (8.1%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.100%	6/1/11 LOC	12,250	12,250
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.110%	6/1/11 LOC	6,000	6,000
1 Cleveland OH Water Works Revenue TOB
VRDO	0.180%	6/7/11	16,850	16,850

Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.160%	6/7/11	10,000	10,000
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.180%	6/7/11 LOC	10,860	10,860
Cuyahoga County OH Revenue (Cleveland
Clinic Health System Obligated Group) VRDO	0.120%	6/1/11	1,300	1,300
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.170%	6/7/11 LOC	11,535	11,535
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.150%	6/7/11	13,000	13,000
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.170%	6/7/11	18,400	18,400
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.160%	6/7/11	6,100	6,100
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.160%	6/7/11	6,560	6,560
Lancaster Port Authority Ohio Gas Revenue
VRDO	0.180%	6/7/11	9,865	9,865
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.180%	6/7/11	3,600	3,600
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.190%	6/7/11	2,400	2,400
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.100%	6/1/11	5,000	5,000
Ohio Common Schools GO VRDO	0.150%	6/7/11	13,620	13,620
Ohio GO VRDO	0.140%	6/7/11	11,740	11,740
Ohio GO VRDO	0.140%	6/7/11	15,700	15,700
1 Ohio Higher Education GO TOB VRDO	0.170%	6/7/11	5,775	5,775
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.350%	8/4/11	10,800	10,800
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.130%	6/1/11 LOC	12,900	12,900
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.100%	6/1/11	8,000	8,000
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project) VRDO	0.160%	6/7/11	10,500	10,500
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project) VRDO	0.160%	6/7/11 LOC	10,275	10,275
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.150%	6/1/11	11,330	11,330
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.180%	6/7/11	3,600	3,600
Ohio Infrastructure Improvement GO VRDO	0.140%	6/7/11	7,385	7,385
Ohio State University General Receipts
Revenue VRDO	0.160%	6/7/11	13,270	13,270
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.140%	6/1/11 LOC	13,900	13,900
				282,515

Oregon (0.6%)
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.150%	6/7/11	9,145	9,145
1 Washington, Clackamas, & Yamhill County OR
School District GO TOB VRDO	0.180%	6/7/11 LOC	10,030	10,030
				19,175
Pennsylvania (2.3%)
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.220%	6/7/11	13,490	13,490
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.220%	6/7/11	9,900	9,900
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.090%	6/1/11	16,700	16,700
Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General
Hospital) VRDO	0.150%	6/1/11 LOC	4,690	4,690
1 Pennsylvania GO TOB VRDO	0.180%	6/7/11	10,055	10,055
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.120%	6/1/11	2,300	2,300
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.120%	6/1/11	9,025	9,025
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.120%	6/1/11	5,600	5,600
Philadelphia PA Water & Waste Water Revenue
VRDO	0.160%	6/7/11 LOC	9,950	9,950
				81,710
South Carolina (1.5%)
Greenville County SC Hospital System Revenue
VRDO	0.130%	6/7/11 LOC	5,000	5,000
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project) VRDO	0.170%	6/7/11 LOC	17,085	17,085
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project) VRDO	0.170%	6/7/11 LOC	17,200	17,200
South Carolina Jobs Economic Development
Authority Hospital Revenue (Regional Medical
Center of Orangeburg & Calhoun Counties)
VRDO	0.210%	6/7/11 LOC	5,440	5,440
South Carolina Jobs Economic Development
Authority Hospital Revenue (Sisters of Charity
Providence Hospitals) VRDO	0.180%	6/7/11 LOC	6,625	6,625
				51,350
Tennessee (1.3%)
Jackson TN Energy Authority Gas System
Revenue VRDO	0.180%	6/7/11 LOC	16,000	16,000
Shelby County TN GO VRDO	0.170%	6/7/11	25,250	25,250

1 Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital) TOB VRDO	0.180%	6/7/11	5,000	5,000
				46,250
Texas (8.1%)
1 Cypress-Fairbanks TX Independent School
District GO TOB VRDO	0.150%	6/1/11	4,995	4,995
1 Denton TX Independent School District GO TOB
VRDO	0.180%	6/7/11	7,405	7,405
Denton TX Independent School District GO
VRDO	0.220%	6/7/11	4,500	4,500
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.100%	6/1/11	10,100	10,100
Harris County TX Cultural Education Facilities
Finance Corp. Special Facilities Revenue
(Texas Medical Center) VRDO	0.110%	6/1/11 LOC	5,000	5,000
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Baylor College of
Medicine) VRDO	0.110%	6/1/11 LOC	4,970	4,970
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Baylor College of
Medicine) VRDO	0.140%	6/1/11 LOC	3,900	3,900
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.110%	6/1/11	29,800	29,800
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.100%	6/1/11	8,000	8,000
1 Harris County TX Health Facilities Development
Corp. Revenue (Sisters of Charity of the
Incarnate Word) TOB VRDO	0.150%	6/1/11 (ETM)	9,485	9,485
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.140%	6/7/11	5,000	5,000
1 Houston TX Utility System Revenue TOB VRDO	0.170%	6/7/11 LOC	4,150	4,150
1 Houston TX Utility System Revenue TOB VRDO	0.180%	6/7/11 (13)	8,000	8,000
Lubbock TX Health Facilities Development Corp.
Revenue (St . Joseph Health System) VRDO	0.110%	6/1/11 LOC	2,500	2,500
1 Northside TX Independent School District GO
TOB VRDO	0.180%	6/7/11	5,225	5,225
San Antonio TX Hotel Occupancy Tax Revenue
VRDO	0.180%	6/7/11 LOC	7,450	7,450
1 Texas GO TOB VRDO	0.150%	6/1/11	11,700	11,700
1 Texas GO TOB VRDO	0.170%	6/7/11	5,995	5,995
Texas GO TRAN	2.000%	8/31/11	30,000	30,122
Texas Small Business Industrial Development
Corp. Revenue (Texas Public Facilities
Capital Access Program) VRDO	0.200%	6/7/11 LOC	25,050	25,050
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.170%	6/7/11	35,000	35,000
Texas Transportation Commission Mobility Fund
GO VRDO	0.200%	6/7/11	42,875	42,875
1 Texas Transportation Commission Revenue
TOB VRDO	0.170%	6/7/11	1,510	1,510
1 University of Texas Permanent University Fund
Revenue TOB VRDO	0.180%	6/7/11	9,965	9,965
				282,697

Utah (2.5%)
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.100%	6/1/11	35,400	35,400
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.100%	6/1/11	27,300	27,300
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.110%	6/1/11	26,090	26,090
				88,790
Vermont (0.5%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project) VRDO	0.150%	6/7/11 LOC	7,600	7,600
Vermont Housing Finance Agency Revenue
VRDO	0.150%	6/7/11	10,670	10,670
				18,270
Virginia (2.2%)
Albemarle County VA Economic Development
Authority Hospital Revenue (Martha Jefferson
Hospital) VRDO	0.190%	6/7/11 LOC	17,850	17,850
Alexandria VA Industrial Development Authority
Revenue (Institute for Defense Analyses
Project) VRDO	0.180%	6/7/11 LOC	16,230	16,230
Charlottesville VA Industrial Development
Authority Educational Facilities Revenue
(University of Virginia Foundation Projects)
VRDO	0.180%	6/7/11 LOC	9,595	9,595
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project) VRDO	0.110%	6/1/11	11,675	11,675
Fairfax County VA Industrial Development
Authority Revenue (Fairfax Hospital System
Inc.) VRDO	0.180%	6/7/11	3,240	3,240
1 University of Virginia Revenue TOB VRDO	0.170%	6/7/11	6,600	6,600
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs) VRDO	0.140%	6/1/11	6,400	6,400
Virginia Commonwealth University Health
System Authority Revenue VRDO	0.150%	6/1/11 LOC	5,045	5,045
				76,635
Washington (0.7%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.190%	6/7/11	6,875	6,875
1 King County WA Sewer Revenue TOB VRDO	0.150%	6/1/11	4,200	4,200
1 Seattle WA Water System Revenue TOB VRDO	0.170%	6/7/11	5,060	5,060
1 Washington GO TOB VRDO	0.180%	6/7/11	7,995	7,995
				24,130
West Virginia (0.5%)
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.170%	6/7/11 LOC	16,650	16,650

Wisconsin (1.0%)
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.130%	6/1/11 LOC	22,700	22,700

Wisconsin Health & Educational Facilities
Authority Revenue (Edgewood College)
VRDO	0.130%	6/1/11 LOC	6,480	6,480
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Inc.
Obligated Group) VRDO	0.130%	6/1/11 LOC	5,815	5,815
				34,995
Total Investments (99.8%) (Cost $3,478,668)				3,478,668
Other Assets and Liabilities-Net (0.2%)				5,753
Net Assets (100%)				3,484,421

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the aggregate value of these securities was $774,079,000, representing 22.2% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.

Municipal Cash Management Fund

(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2011, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2011

VANGUARD CMT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 25, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.